FINANCIAL EXPENSES (INCOME), NET (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended			99 Months Ended	105 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012	Jun. 30, 2013	Jun. 30, 2013
Financial expenses:
Interest expense due to amortization of convertible notes			$ 898	$ 0	$ 0
Issuance expenses			137	0	0
Other			6	9	5
Other Nonoperating Expense			1,041	9	5
Financial income:
Changes in values of deferred shares and liability related to stock options and warrants	737	(58)	(418)	(120)	(95)	278	1,015
Exchange rate			(22)	(17)	(20)
Other Nonoperating Income			(440)	(137)	(122)
Financial expense (income), net	$ 995	$ 118	$ 601	$ (128)	$ (117)	$ 3,210		$ 4,205